Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 1,200	€ 1,046
Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	736	909
Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	8
Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	4
Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	1
Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	4
Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	35	4
Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	255	61
Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	143	52
Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	2
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	63,739	59,882
Americas [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,317	2,289
Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,970	3,428
Americas [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	422	519
Americas [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,584	1,724
Americas [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,144	6,561
Americas [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,080	8,885
Americas [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	25,070	23,158
Americas [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,872	3,760
Americas [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,282	9,558
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30,880	22,773
The Netherlands [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	165	311
The Netherlands [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	12	13
The Netherlands [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,703	1,050
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11	73
The Netherlands [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,520	2,684
The Netherlands [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	706	191
The Netherlands [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,154	2,243
The Netherlands [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	401	136
The Netherlands [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17,208	16,072
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,160	1,143
United Kingdom [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	122	128
United Kingdom [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	74	72
United Kingdom [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	164	154
United Kingdom [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	78	38
United Kingdom [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	210	234
United Kingdom [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	78	67
United Kingdom [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	434	449
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,022	8,106
International [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	80	128
International [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	495	584
International [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	35	73
International [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	294	389
International [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,034	1,152
International [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	744	813
International [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,073	3,142
International [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	610	447
International [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,658	1,376
Asia [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	199	260
Asia [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3
Asia [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Asia [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2
Asia [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	3
Asia [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	135	154
Asia [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11	57
Asia [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Asia [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	46	44
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	104,018	92,180
Asset management [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,565	2,729
Asset management [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,599	4,154
Asset management [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,159	1,642
Asset management [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,965	2,258
Asset management [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,863	10,554
Asset management [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,760	10,096
Asset management [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	34,518	28,835
Asset management [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,960	4,411
Asset management [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 30,627	€ 27,500